Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's Internal Credit Rating Grades (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	100.00%	100.00%
Performing [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	96.17%	95.45%
Weighted PD	2.32%	2.60%
High grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	76.20%	76.40%
Weighted PD	1.13%	1.25%
Standard grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	12.64%	8.23%
Weighted PD	4.79%	4.83%
Sub-standard grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	7.33%	10.82%
Weighted PD	12.48%	11.64%
Past Due But Not Impaired [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	2.70%	2.84%
Weighted PD	33.24%	32.13%
Impaired [Member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	1.13%	1.71%
Weighted PD	100.00%	100.00%